[LOGO OF EATON VANCE APPEARS HERE]
                Investing
                for the
EATON VANCE     21st
-----------     Century(R)
  Mutual Funds











                         Semiannual Report June 30, 1998



                                  EATON VANCE
   [PICTURE HERE]                  GROWTH &
                                    INCOME
                                     FUND







                                   Eaton Vance
                      Global Management-Global Distribution


                                [PICTURE HERE]

Eaton Vance Growth & Income Fund as of June 30, 1998

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF DUNCAN W. RICHARDSON PORTFOLIO MANAGER APPEARS HERE]


Investment Environment
--------------------------------------------------------------------------------
    The Economy

 .   In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including good growth, historically low unemployment, and tame inflation.

 .   Gross Domestic Product increased by a moderate 1.4% in the second quarter, while the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. On the inflation front, the Consumer Price Index rose just 1.6% in the twelve months ended June, 1998.

 .   Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, lower prices for Asian imports have contributed to already-low inflation. As a result, long-term interest rates have declined. The yield on the 30-year Treasury bond fell from 5.92% at December 31, 1997, to 5.63% at June 30, 1998.

    The Stock Market

 .   The U.S. stock market surged to record levels in the first six months of the year, with the S&P500 Index registering a total return of 17.7%.1 The market's strength reflected the favorable economic backdrop, a good earnings outlook, and a continuing flight to quality among global investors.

 .   The market was characterized by increasing volatility during the period. In the six weeks from early May through mid-June, the market underwent a 6% correction as high valuations and fears of lackluster second-quarter earnings sent the market lower. Investor confidence was restored by month-end, however, with blue chips again providing market leadership.

 .   The market was buoyed, in part, by a series of mergers in key industries, including telecommunications and financial services. Increasing consolidation creates efficiencies of scale and makes the resulting companies more competitive in an increasingly fierce global marketplace. As of June 30, mergers were pending for 31 companies represented in the S&P 500 Stock Index, according to Standard & Poor's.

    The Fund

    The Past Six Months

 .   During the six months ended June 30, 1998, the Fund's Class A shares had a total return of 13.9%. This return resulted from an increase in net asset value (NAV) to $15.61 per share on June 30, 1998 from $13.76 on December 31, 1997 and the reinvestment of $0.06 in dividends.2

 .   The Fund's Class B shares had a total return of 13.5% during the period, the result of an increase in NAV to $17.46 per share from $15.40 per share and the reinvestment of $0.01 in dividends.2

 .   The Fund's Class C shares had a total return of 13.3% during the period, the result of an increase in NAV to $14.75 per share from $13.02 per share and the reinvestment of $0.005 in dividends.2

 .   By comparison, the average total return for funds in the Growth and Income
    Funds Category was 12.1%1 during the six-month period, according to Lipper Analytical Services, Inc., a nationally recognized monitor of mutual fund performance.

    Portfolio Strategy

 .   The Fund performed well during the market correction, reflecting its income component as well as a reduced exposure to Asia. The Portfolio had increased its investments among U.S. retailers. Home Depot, Inc., the nation's largest do-it-yourself retailer, was up 41.1% on a surge in home remodelling. The company plans 107 new stores in 1998.

 .   The Portfolio also increased its exposure to technology over the past six months. This was a sector that provided some of the Portfolio's strongest performers. For example, Lexmark International, a global supplier of printers and print servers, was up 60.5%.

 .   Drug stocks were also among the Portfolio's top performers during the period. Warner-Lambert, Inc. rose 67.8%. The company's blockbuster Lipitor drug has recorded significantly higher efficacy rates than its competitors in the cholesterol-lowering field.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information
as of June 30, 1998

Performance/3/                                      Class A  Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             26.7%    25.4%    25.1%
Five Years                                           19.1      N.A.     N.A.
Ten Years                                            15.4      N.A.     N.A.
Life of Fund+                                         9.9     22.3     23.7

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             19.4%    20.4%    24.1%
Five Years                                           17.7      N.A.     N.A.
Ten Years                                            14.7      N.A.     N.A.
Life of Fund+                                         9.8     21.9     23.7

Ten Largest Holdings/4/
--------------------------------------------------------------------------------

By total net assets

CVSCorp.                            3.1%
Marsh & McLennan Cos., Inc.         3.1
Johnson & Johnson Co.               3.0
Unilever ADR                        2.9
SunGard Data Systems, Inc.          2.8
Progressive Corp.                   2.8
Automatic Data Processing, Inc.     2.7
Allstate Corp. (The)                2.7
Lexmark International Group, Inc.   2.6
Xerox Corp.                         2.6

/1/ It is not possible to invest directly in an Index or Lipper category. /2/ These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. /3/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. /4/ As of 6/30/98. Ten largest holdings accounted for 28.3% of the Portfolio's investments. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

+ Inception Dates -- Class A: 9/23/31; Class B: 8/17/94; Class C:11/4/94

Eaton Vance Growth & Income Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in Growth & Income Portfolio, at value
   (identified cost, $126,186,916)                                $ 162,014,538
Receivable for Fund shares sold                                         125,650
Deferred organization expenses                                           23,237
--------------------------------------------------------------------------------
Total assets                                                      $ 162,163,425
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                  $     154,197
Payable to affiliate for Trustees' fees                                   1,900
Other accrued expenses                                                   83,434
--------------------------------------------------------------------------------

Total liabilities                                                 $     239,531
--------------------------------------------------------------------------------

Net Assets                                                        $ 161,923,894
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 109,535,562
Accumulated undistributed net realized gain
   from Portfolio (computed on the basis of identified cost)         16,714,014
Accumulated distributions in excess of                                 (153,304)
   net investment income
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                        35,827,622
--------------------------------------------------------------------------------
Total                                                             $ 161,923,894
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                        $ 136,670,786
Shares Outstanding                                                    8,756,307
Net Asset Value and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)       $       15.61
Maximum Offering Price Per Share
   (100 / 94.25 of $15.61)                                        $       16.56
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                        $  23,476,341
Shares Outstanding                                                    1,344,704
Net Asset Value, Offering Price and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)       $       17.46
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                        $   1,776,767
Shares Outstanding                                                      120,490
Net Asset Value, Offering Price and Redemption Price Per Share
   (net assets / shares of beneficial interest outstanding)       $       14.75
--------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.



Statement of Operations

For the Six Months Ended
June 30, 1998

Investment Income
--------------------------------------------------------------------------------
Dividends allocated from
   Portfolio (net of foreign taxes, $13,896)                      $   1,076,310
Interest allocated from Portfolio                                       229,196
Expenses allocated from Portfolio                                      (545,200)
--------------------------------------------------------------------------------
Net investment income from Portfolio                              $     760,306
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Trustees fees and expenses                                        $      1,020
Distribution and service fees
   Class A                                                              80,543
   Class B                                                              98,740
   Class C                                                               8,495
Transfer and dividend disbursing agent fees                            111,922
Registration fees                                                       25,364
Printing and postage                                                    17,598
Custodian fee                                                            9,888
Legal and accounting services                                            9,345
Amortization of organization expenses                                    8,865
Miscellaneous                                                            7,054
--------------------------------------------------------------------------------
Total expenses                                                    $    378,834
--------------------------------------------------------------------------------

Net investment income                                             $    381,472
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                $ 16,795,221
--------------------------------------------------------------------------------
Net realized gain                                                 $ 16,795,221
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                                    $  2,589,968
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $  2,589,968
--------------------------------------------------------------------------------

Net realized and unrealized gain                                  $ 19,385,189
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 19,766,661
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Growth & Income Fund as of June 30, 1998
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets


                                             Six Months
                                             Ended
Increase (Decrease)                          June 30, 1998    Year Ended
in Net Assets                                (Unaudited)      December 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment                            $     381,472        $   1,280,629
      income
   Net realized gain                            16,795,221           24,451,482
   Net change in unrealized
      appreciation (depreciation)                2,589,968            6,072,917
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                           $  19,766,661        $  31,805,028
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $    (419,410)       $  (1,325,315)
   In excess of net investment income
      Class A                                     (118,237)                  --
      Class B                                      (11,971)                  --
      Class C                                         (540)                  --
   From net realized gain
      Class A                                           --          (27,596,519)
   In excess of net realized gain
      Class A                                           --             (142,028)
--------------------------------------------------------------------------------
Total distributions to shareholders          $    (550,158)       $ (29,063,862)
--------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                                $   2,299,960        $   3,463,272
      Class B                                    4,738,553                   --
      Class C                                    1,785,623                   --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      381,467           22,690,089
      Class B                                       12,345                   --
      Class C                                          505                   --
   Cost of shares redeemed
      Class A                                   (7,104,245)         (11,100,776)
      Class B                                   (2,083,393)                  --
      Class C                                   (1,599,910)                  --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from Fund share transactions               $  (1,569,095)       $  15,052,585
--------------------------------------------------------------------------------
Contribution from EV Classic and
   Marathon Stock Funds                      $  19,707,492        $          --
--------------------------------------------------------------------------------

Net increase in net assets                   $  37,354,900        $  17,793,751
--------------------------------------------------------------------------------
At beginning of period                       $ 124,568,994        $ 106,775,243
--------------------------------------------------------------------------------
At end of period                             $ 161,923,894        $ 124,568,994
--------------------------------------------------------------------------------

Accumulated undistributed
net (distributions in excess
of) investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                             $    (153,304)       $      12,250
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Growth & Income Fund as of June 30, 1998
FINANCIAL STATEMENTS CONT'D
Financial Highlights


                                                  Six Months Ended                                 Year Ended December 31,
                                                  June 30, 1998              -------------------------------------------------------
                                                  (Unaudited)                    1997       1996       1995       1994      1993
                                         ---------------------------------   -------------------------------------------------------
                                         Class A    Class B    Class C         Class A    Class A    Class A    Class A   Class A
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period   $ 13.760   $ 15.400   $ 13.020        $ 13.560   $ 12.760   $ 10.900   $ 12.490  $ 13.480
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             $  0.045   $ (0.016)  $ (0.144)       $  0.163   $   0.228  $  0.250   $  0.250  $  0.270*
Net realized and unrealized gain (loss)     1.865      2.086      1.879           3.827       2.272     3.255     (0.765)    0.270*
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations      $  1.910   $  2.070   $  1.735        $  3.990   $   2.500  $  3.505   $ (0.515) $  0.540
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income               $ (0.047)  $     --   $     --        $ (0.170)  $ (0.220)  $ (0.251)  $ (0.250)  $ (0.270)
In excess of net investment income         (0.013)    (0.010)    (0.005)             --         --         --         --         --
From net realized gain                         --         --         --          (3.602)    (1.480)    (1.394)    (0.765)    (1.260)
In excess of net realized gain                 --         --         --          (0.018)        --         --     (0.060)        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                      $ (0.060)  $ (0.010)  $  (.005)       $ (3.790)  $ (1.700)  $ (1.645)  $ (1.075)  $ (1.530)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period         $ 15.610   $ 17.460   $ 14.750        $ 13.760   $ 13.560   $ 12.760   $ 10.900   $ 12.490
------------------------------------------------------------------------------------------------------------------------------------

Total Return (1)                            13.92%     13.45%     13.33%          30.93%     20.20%     32.77%     (4.12)%     4.19%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (000's omitted)                         $136,671   $ 23,476   $  1,777        $124,569    $106,775  $ 99,375   $ 84,299   $ 97,513
Ratios (As a percentage of average
 daily net assets):
   Expenses (2)                              1.08%+     1.92%+     1.95%+          1.04%       1.00%     1.04%      0.98%      0.96%
   Net investment income (loss)              0.61%+    (0.23)%+   (0.26)%+         1.07%       1.70%     2.02%      2.09%      2.01
Portfolio turnover (3)                         --         --         --              --          --        --         66%       105%
------------------------------------------------------------------------------------------------------------------------------------

+  Annualized.
*  Computed on average share basis
(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2)Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(3)Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Eaton Vance Growth & Income Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Growth & Income Fund (the Fund), (formerly Eaton Vance Stock
   Fund), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is a series of the Eaton Vance Special Investment Trust (the Trust). The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of the purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth & Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at June 30,1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, option and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D Deferred Organization Expenses -- Costs incurred by the fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

   F Other -- Investment transactions are accounted for on a trade date basis.

   G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between

Eaton Vance Growth & Income Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes.
   Transactions in Fund shares were as follows:

                                        Six Months Ended
                                        June 30, 1998     Year Ended
Class A                                 (Unaudited)       December 31, 1997
--------------------------------------------------------------------------------
Sales                                            154,718            222,388

Issued to shareholders electing to
  receive payments of distributions in
  Fund shares                                     26,921          1,677,473
Redemptions                                     (477,171)          (723,746)
--------------------------------------------------------------------------------

Net increase (decrease)                         (295,532)         1,176,115
--------------------------------------------------------------------------------


                                                           Six Months Ended
                                                           June 30, 1998
Class B                                                    (Unaudited)
--------------------------------------------------------------------------------
Sales                                                               282,167

Issued to shareholders electing
  to receive payments of
  distributions in Fund shares                                          824
Redemptions                                                        (127,064)
Issued to EV Marathon Stock Fund
  shareholders                                                    1,188,777
--------------------------------------------------------------------------------
Net increase                                                      1,344,704
--------------------------------------------------------------------------------


                                                           Six Months Ended
                                                           June 30, 1998
Class C                                                    (Unaudited)
--------------------------------------------------------------------------------
Sales                                                               124,088

Issued to shareholders electing
  to receive payments of
  distributions in Fund shares                                           40

Redemptions                                                        (110,927)

Issued to EV Classic Stock Fund
  shareholders                                                      107,289
--------------------------------------------------------------------------------
Net increase                                                        120,490
--------------------------------------------------------------------------------


4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,055 from the Eaton Vance Growth & Income Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1998.

   Certain of the officers and Trustees of the Fund and Portfolio are officers and trustees of the above organizations.

5  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan (Class A Plan, the Plans). The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5.00% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing

Eaton Vance Growth & Income Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



   prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued distribution fees of $76,507 and $6,371 for Class B and Class C shares, respectively, to EVD for the six months ended June 30, 1998, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $395,403 and $282,807 for Class B and Class C shares, respectively.

   In addition, the Plans also authorize each class to make service fee payments to EVD, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing each class to make quarterly service fee payments to EVD and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1998 amounted to $80,543, $22,233 and $2,124 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $14,541 and $214 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 1998.

7  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $10,164,715 and $11,643,486, respectively.

8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On January 1, 1998, EV Traditional Stock Fund acquired the net assets of the EV Marathon Stock Fund and EV Classic Stock Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Stock Fund, at the closing, issued 1,188,777 Class B shares and 107,289 Class C shares of the Fund, having an aggregate value of $18,311,097 and $1,396,395, respectively. As a result, the Fund issued one Class B share and one Class C share for each share of EV Marathon Stock Fund and EV Classic Stock Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Stock Fund's and EV Classic Stock Fund's net assets at the date of the transaction were $18,311,097 and $1,396,395, respectively, including $3,300,253 and $320,650 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Stock Fund (formerly "EV Traditional Stock Fund") were $144,276,486 with a net asset value of $13.76, $15.40 and $13.02 for Class A, Class B and Class C, respectively.

9  Name Change
   -----------------------------------------------------------------------------
   Effective January 1, 1998, EV Traditional Stock Fund changed its name to Eaton Vance Stock Fund. Effective May 1, 1998, Eaton Vance Stock Fund changed its name to Eaton Vance Growth & Income Fund.

Growth & Income Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks-- 93.5%


Security                                               Shares        Value
--------------------------------------------------------------------------------

Advertising -- 2.1%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     20,000       $   997,500
Young and Rubicam, Inc.*                                75,000         2,400,000
--------------------------------------------------------------------------------
                                                                     $ 3,397,500
--------------------------------------------------------------------------------

Aerospace and Defense -- 1.9%
--------------------------------------------------------------------------------
General Motors Corp., Class H*                          65,000       $ 3,063,125
--------------------------------------------------------------------------------
                                                                     $ 3,063,125
--------------------------------------------------------------------------------

Auto and Parts -- 2.3%
--------------------------------------------------------------------------------
Magna International, Inc., Class A                      55,000       $ 3,774,375
--------------------------------------------------------------------------------
                                                                     $ 3,774,375
--------------------------------------------------------------------------------

Banks - Regional -- 1.7%
--------------------------------------------------------------------------------
SouthTrust Corp.                                        64,200       $ 2,792,700
--------------------------------------------------------------------------------
                                                                     $ 2,792,700
--------------------------------------------------------------------------------

Banks and Money Services -- 1.8%
--------------------------------------------------------------------------------
First Union Corp.                                       50,000       $ 2,912,500
--------------------------------------------------------------------------------
                                                                     $ 2,912,500
--------------------------------------------------------------------------------

Building Materials -- 2.0%
--------------------------------------------------------------------------------
Fastenal Co.                                            68,000       $ 3,157,750
--------------------------------------------------------------------------------
                                                                     $ 3,157,750
--------------------------------------------------------------------------------

Computers and Business Equipment -- 5.3%
--------------------------------------------------------------------------------
Lexmark International Group, Inc.*                      70,000       $ 4,270,000
Xerox Corp.                                             42,000         4,268,250
--------------------------------------------------------------------------------
                                                                     $ 8,538,250
--------------------------------------------------------------------------------

Drugs -- 9.0%
--------------------------------------------------------------------------------
Elan Corp., PLC ADR*                                    45,000       $ 2,894,063
Genzyme Corp., Class A*                                 60,000         1,533,750
Lilly (Eli) & Co.                                       57,000         3,765,563
Pfizer, Inc.                                            20,000         2,173,750
Sepracor, Inc.*                                         60,000         2,490,000
Warner-Lambert Co.                                      24,000         1,665,000
--------------------------------------------------------------------------------
                                                                     $14,522,126
--------------------------------------------------------------------------------

Environmental Services -- 0.9%
--------------------------------------------------------------------------------
U.S.A. Waste Services, Inc.*                           30,000        $ 1,481,250
--------------------------------------------------------------------------------
                                                                     $ 1,481,250
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 3.1%
--------------------------------------------------------------------------------
Federal National Mortgage Association                  45,000        $ 2,733,750
MGIC Investment Corp.                                  40,000          2,282,500
--------------------------------------------------------------------------------
                                                                     $ 5,016,250
--------------------------------------------------------------------------------

Foods -- 8.9%
--------------------------------------------------------------------------------
McCormick & Co., Inc.                                 110,000        $ 3,929,057
Nabisco Holdings Corp. Class A                         40,000          1,442,500
Tyson Foods, Inc.                                     195,000          4,229,063
Unilever ADR                                           60,000          4,736,249
--------------------------------------------------------------------------------
                                                                     $14,336,869
--------------------------------------------------------------------------------

Furniture and Appliances -- 1.5%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                             50,000        $ 2,496,875
--------------------------------------------------------------------------------
                                                                     $ 2,496,875
--------------------------------------------------------------------------------

Health Services -- 0.5%
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.*                               20,000        $   723,750
--------------------------------------------------------------------------------
                                                                     $   723,750
--------------------------------------------------------------------------------

Household Products -- 1.8%
--------------------------------------------------------------------------------
Newell Co.                                             30,000        $ 1,494,375
Rubbermaid, Inc.                                       45,000          1,493,438
--------------------------------------------------------------------------------
                                                                     $ 2,987,813
--------------------------------------------------------------------------------

Information Services -- 5.5%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                        60,000        $ 4,372,500
SunGard Data Systems, Inc.*                           120,000          4,605,000
--------------------------------------------------------------------------------
                                                                     $ 8,977,500
--------------------------------------------------------------------------------

Insurance -- 9.9%
--------------------------------------------------------------------------------
Allstate Corp. (The)                                 47,540          $ 4,352,881
Marsh & McLennan Cos., Inc.                          82,500            4,986,093
Progressive Corp.                                    32,000            4,512,000
UNUM Corp.                                           40,000            2,220,000
--------------------------------------------------------------------------------
                                                                     $16,070,974
--------------------------------------------------------------------------------


                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D




Security                                                 Shares     Value
--------------------------------------------------------------------------------

Leisure Equipment -- 1.0%
--------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc.                                 100,000    $  1,675,000
--------------------------------------------------------------------------------
                                                                    $  1,675,000
--------------------------------------------------------------------------------

Medical Products -- 5.1%
--------------------------------------------------------------------------------
Baxter International, Inc.                                65,000    $  3,497,813
Johnson & Johnson Co.                                     65,000       4,793,749
--------------------------------------------------------------------------------
                                                                    $  8,291,562
--------------------------------------------------------------------------------

Natural Gas Utilities -- 1.0%
--------------------------------------------------------------------------------
KN Energy, Inc.                                           30,000    $  1,625,625
--------------------------------------------------------------------------------
                                                                    $  1,625,625
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 3.1%
--------------------------------------------------------------------------------
Baker Hughes, Inc.                                        60,000    $  2,073,750
Rowan Companies, Inc.*                                   150,000       2,915,625
--------------------------------------------------------------------------------
                                                                    $  4,989,375
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 6.1%
--------------------------------------------------------------------------------
Apache Corp.                                              50,000    $  1,575,000
British Petroleum Co. PLC ADR                             30,260       2,670,445
Meridian Resource Corp.*                                 300,000       2,118,750
Oryx Energy Co.*                                          35,000         774,375
Triton Energy Ltd.*                                       45,000       1,605,938
USX-Marathon Group                                        35,000       1,200,938
--------------------------------------------------------------------------------
                                                                    $  9,945,446
--------------------------------------------------------------------------------

Publishing -- 3.7%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                     55,000    $  3,066,250
McGraw-Hill Companies, Inc. (The)                         35,000       2,854,688
--------------------------------------------------------------------------------
                                                                    $  5,920,938
--------------------------------------------------------------------------------

REITS -- 3.1%
--------------------------------------------------------------------------------
Equity Office Properties Trust                            50,000    $  1,418,750
Highwood Properties, Inc.                                 20,000         646,250
Public Storage, Inc.                                      90,000       2,520,000
Spieker Properties, Inc.                                  10,000         387,500
--------------------------------------------------------------------------------
                                                                    $  4,972,500
--------------------------------------------------------------------------------

Retail - Food and Drug -- 5.6%
--------------------------------------------------------------------------------
CVS Corp.                                                130,000    $  5,061,874
Safeway, Inc.*                                           100,000       4,068,750
--------------------------------------------------------------------------------
                                                                    $  9,130,624
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.1%
--------------------------------------------------------------------------------
Home Depot, Inc. (The)                                    40,000    $  3,322,500
--------------------------------------------------------------------------------
                                                                    $  3,322,500
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 2.1%
--------------------------------------------------------------------------------
Ecolab, Inc.                                             110,000    $  3,410,000
--------------------------------------------------------------------------------
                                                                    $  3,410,000
--------------------------------------------------------------------------------

Telephone Utilities -- 0.5%
--------------------------------------------------------------------------------
SBC Communications, Inc.                                  20,000    $    800,000
--------------------------------------------------------------------------------
                                                                    $    800,000
--------------------------------------------------------------------------------

Transportation -- 1.9%
--------------------------------------------------------------------------------
Canadian Pacific LTD                                      50,000    $  1,418,750
CNF Transportation, Inc.                                  30,000       1,275,000
Coach USA, Inc.*                                          10,000         456,250
--------------------------------------------------------------------------------
                                                                    $  3,150,000
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost, $115,451,107)                                  $151,483,177
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 2.9%

Security                                                 Shares     Value
--------------------------------------------------------------------------------

Insurance -- 0.7%
--------------------------------------------------------------------------------
Sun America, Inc., 3.188%                                 25,000    $  1,200,000
--------------------------------------------------------------------------------
                                                                    $  1,200,000
--------------------------------------------------------------------------------

Metals - Gold -- 2.2%
--------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold,
  Series CV, 5%                                          180,000    $  3,510,000
--------------------------------------------------------------------------------
                                                                    $  3,510,000
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
   (identified cost, $4,977,348)                                    $  4,710,000
--------------------------------------------------------------------------------


                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Convertible Bonds -- 0.6%


                                                    Principal
                                                    Amount
                                                    (000's
Security                                            Omitted)        Value
--------------------------------------------------------------------------------
Scandinavian Broadcasting System,
  7.25%, 8/1/05                                     $    840        $    913,500
--------------------------------------------------------------------------------

Total Convertible Bonds
   (identified cost, $840,000)                                      $    913,500
--------------------------------------------------------------------------------

Corporate Bonds -- 0.0%

                                                    Principal
                                                    Amount
                                                    (000's
Security                                            Omitted)        Value
--------------------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01                     $     50        $     39,400
--------------------------------------------------------------------------------

Total Corporate Bonds
   (identified cost, $50,000)                                       $     39,400
--------------------------------------------------------------------------------

Commercial Paper -- 3.0%


                                                    Principal
                                                    Amount
                                                    (000's
Security                                            Omitted)        Value
--------------------------------------------------------------------------------
General Electric Capital
  Corp., 6.10%, 7/1/98                              $  4,829        $  4,829,000
--------------------------------------------------------------------------------

Total Commercial Paper
   (amortized cost, $4,829,000)                                     $  4,829,000
--------------------------------------------------------------------------------

Total Investments -- 100.0%
   (identified cost, $126,147,455)                                  $161,975,077
--------------------------------------------------------------------------------

Other Assets, Less Liabilities-- 0.0%                               $     39,485
--------------------------------------------------------------------------------


Net Assets -- 100%                                                  $162,014,562
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
* Non-income producing security.



                       See notes to financial statements

Growth & Income Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
   (identified cost, $126,147,455)                                  $161,975,077
Cash                                                                       1,711
Receivable for investments sold                                        1,186,662
Interest and dividends receivable                                        212,983
Tax reclaim receivable                                                    24,463
Deferred organization expenses                                             3,584
--------------------------------------------------------------------------------
Total assets                                                        $163,404,480
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                   $  1,369,203
Payable to affiliate for Trustees' fees                                    5,025
Other accrued expenses                                                    15,690
--------------------------------------------------------------------------------
Total liabilities                                                   $  1,389,918
--------------------------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                                            $162,014,562
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals                                    $126,186,940
Net unrealized appreciation (computed
   on the basis of identified cost)                                   35,827,622
--------------------------------------------------------------------------------
Total                                                               $162,014,562
--------------------------------------------------------------------------------

Statement of Operations


For the Six Months
Ended June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $13,896)                            $ 1,076,310
Interest                                                                 229,196
--------------------------------------------------------------------------------
Total investment income                                              $ 1,305,506
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                               $   483,430
Trustees fees and expenses                                                10,872
Custodian fee                                                             30,460
Legal and accounting services                                             13,093
Amortization of organization expenses                                      1,611
Miscellaneous                                                              5,734
--------------------------------------------------------------------------------
Total expenses                                                       $   545,200
--------------------------------------------------------------------------------

Net investment income                                                $   760,306
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $16,795,224
--------------------------------------------------------------------------------
Net realized gain                                                    $16,795,224
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                               $ 2,589,968
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $ 2,589,968
--------------------------------------------------------------------------------

Net realized and unrealized gain                                     $19,385,192
--------------------------------------------------------------------------------

Net increase in net assets from operations                           $20,145,498
--------------------------------------------------------------------------------



                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                         Six Months
                                         Ended
Increase (Decrease)                      June 30, 1998      Year Ended
in Net Assets                            (Unaudited)        December 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                 $     760,306      $   1,882,967
   Net realized gain                        16,795,224         27,091,353
   Net change in unrealized
      appreciation (depreciation)            2,589,968          7,613,963
--------------------------------------------------------------------------------
Net increase in net
   assets from operations                $  20,145,498      $  36,588,283
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $  10,164,715      $  11,266,958
   Withdrawals                             (11,643,486)       (27,470,554)
--------------------------------------------------------------------------------
Net decrease in net
   assets from capital transactions      $  (1,478,771)     $ (16,203,596)
--------------------------------------------------------------------------------

Net increase in net assets               $  18,666,727      $  20,384,687
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                   $ 143,347,835      $ 122,963,148
--------------------------------------------------------------------------------
At end of period                         $ 162,014,562      $ 143,347,835
--------------------------------------------------------------------------------



                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                       Six Months
                                                       Ended                    Year Ended December 31,
                                                       June 30, 1998  ------------------------------------------------
                                                       (Unaudited)     1997         1996        1995         1994*
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses                                                   0.71%+       0.73%        0.73%        0.75%        0.73%+
Net investment income                                      0.99%+       1.37%        1.96%        2.30%        2.45%+
Portfolio Turnover                                           43%          93%         114%         108%          28%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $162,015      $143,348     $122,963     $107,717     $85,519
----------------------------------------------------------------------------------------------------------------------

+  Annualized.
* For the period from the start of business, August 1, 1994, to December 31, 1994.






                       See notes to financial statements

Growth & Income Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Growth & Income Portfolio (the "Portfolio") (formerly Stock Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

Growth & Income Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




  G Other -- Investment transactions are accounted for on a trade date basis.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  I Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the six months ended June 30, 1998, the fee amounted to $483,430. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.


3 Investments Transactions
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $65,831,399 and $71,221,330, respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, were as follows:


      Aggregate cost                       $ 126,147,455
  ------------------------------------------------------------------------------
      Gross unrealized appreciation        $  39,183,325
  ------------------------------------------------------------------------------
      Gross unrealized depreciation           (3,355,703)
  ------------------------------------------------------------------------------

      Net unrealized appreciation           $ 35,827,622
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


6 Risk Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in

Growth & Income Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Name Change
  ------------------------------------------------------------------------------
  Effective May 1, 1998, the Stock Portfolio changed its name to the Growth & Income Portfolio.

Eaton Vance Growth & Income Fund as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Growth & Income Fund


            Officers                  Trustees
            James B. Hawkes           M. Dozier Gardner
            President and Trustee     Vice Chairman, Eaton Vance Management

            Edward E. Smiley, Jr.     Donald R. Dwight
            Vice President            President, Dwight Partners, Inc.

            James L. O'Connor         Samuel L. Hayes, III
            Treasurer                 Jacob H. Schiff Professor of Investment
                                      Banking, Harvard University Graduate
                                      School of Business Administration
            Alan R. Dynner
            Secretary                 Norton H. Reamer
                                      Chairman and Chief Executive Officer,
                                      United Asset Management Corporation

                                      John L. Thorndike
                                      Formerly Director, Fiduciary
                                      Company Incorporated

                                      Jack L. Treynor
                                      Investment Adviser and Consultant
Growth & Income Portfolio

            Officers                  Independent Trustees
            James B. Hawkes           Donald R. Dwight
            President and Trustee     President, Dwight Partners, Inc.

            Duncan W. Richardson      Samuel L. Hayes, III
            Vice President and        Jacob H. Schiff Professor of Investment
            Portfolio Manager         Banking, Harvard University Graduate
                                      School of Business Administration
            James L. O'Connor
            Treasurer                 Norton H. Reamer
                                      Chairman and Chief Executive Officer,
            Alan R. Dynner            United Asset Management Corporation
            Secretary
                                      John L. Thorndike
                                      Formerly Director, Fiduciary Company
                                      Incorporated

                                      Jack L. Treynor
                                      Investment Adviser and Consultant

                      This Page Intentionally Left Blank

Investment Adviser of Growth & Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Eaton Vance Growth & Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Eaton Vance Growth & Income Fund
24 Federal Street
Boston, MA 02110




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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                     GNCSRC-8/98